Income Taxes (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of year		¥ 8,572	[1]	¥ 8,120	[1]	¥ 8,649
Additions for tax positions of the current year		1,168		0		0
Additions for tax positions of prior years		216		208		204
Reductions for tax positions of prior years		0		(49)		(44)
Settlements with tax authorities		(62)		0		(402)
Other		(81)		293		(287)
Balance at end of year	[1]	9,813		8,572		8,120
Unrecognized tax benefits, offset		¥ 1,695		¥ 1,412		¥ 933

[1]	The unrecognized tax benefits were offset by deferred tax assets in the amount of ¥1,695 million, ¥1,412 million and ¥933 million as of December 31, 2021, 2020 and 2019, respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.